BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder Tax Managed International Equity Fund

Supplement dated August 9, 2022

to the Prospectus dated May 11, 2022

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective immediately, Daniel Bloomgarden is added as a portfolio manager of the portion of the assets of the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Small/Mid Cap Fund”) managed by J.P. Morgan Investment Management Inc. (“J.P. Morgan’s Allocated Portion of the Small/Mid Cap Fund”). Timothy Parton and Felise Agranoff continue to serve as portfolio managers of J.P. Morgan’s Allocated Portion of the Small/Mid Cap Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “J.P. Morgan” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Small/Mid Cap Fund is replaced with the following:

Portfolio Managers	Position with J.P Morgan	Length of Service to the Fund
Timothy Parton, CFA	Managing Director	Since Inception
Felise L. Agranoff, CFA	Executive Director	Since Inception
Daniel Bloomgarden, CFA	Managing Director	Since August 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers –Small/Mid Cap Fund – J.P. Morgan – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Timothy Parton, CFA and Felise L. Agranoff, CFA have been portfolio managers of the Small/Mid Cap Fund since its inception. Daniel Bloomgarden, CFA has been a portfolio manager of the Small/Mid Cap Fund since August 2022.

Mr. Parton, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 1986, Mr. Parton has managed a variety of Small and Mid-Cap portfolios over his tenure. Mr. Parton has been managing the J.P. Morgan Mid Cap Growth Strategy since November 2001 and the J.P. Morgan Growth Advantage Strategy since its inception in September 2005. In addition, he is a co-portfolio manager on the J.P. Morgan Equity Focus Strategy and J.P. Morgan Mid Cap Equity Strategy. Mr. Parton holds a B.Sc. in Economics and Accounting from the University of Bristol in England. He is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder.

Ms. Agranoff, managing director, is a portfolio manager within the U.S. Equity Group. An employee since 2004, Ms. Agranoff is a co-portfolio manager for the Mid Cap Growth, Growth Advantage and Small Cap Growth Strategies. Ms. Agranoff started on the J.P. Morgan U.S. Equity Large Cap fundamental research team before joining the growth team in 2006. As a research analyst for the growth team, Ms. Agranoff covered the small and mid cap industrials sector as well as mid cap financials and business services. Ms. Agranoff obtained a B.S. in Finance and Accounting from the McIntire School of Commerce at the University of Virginia. She is a member of the CFA Institute and a CFA charterholder.

Mr. Bloomgarden, managing director, is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies. Prior to joining the firm, Mr. Bloomgarden was a senior analyst at Schroders and AllianceBernstein covering consumer/retail. Mr. Bloomgarden also worked at Sigma Capital and at the Merrill Lynch Proprietary Trading Group, focusing on the mid and small cap consumer space. Mr. Bloomgarden obtained an M.B.A from the University of Michigan and an undergraduate degree from SUNY Albany. He is a member of the CFA Institute and a CFA charterholder.

B.

Effective immediately, Maxim Skorniakov and Fraser Fox are added as portfolio managers of the portion of the assets of the Bridge Builder Tax Managed International Equity Fund (the “International Equity Fund”) managed by Walter Scott & Partners Limited (“Walter Scott’s Allocated Portion of the International Equity Fund”). Jane Henderson, Charles Macquaker and Roy Leckie continue to serve as portfolio managers of Walter Scott’s Allocated Portion of the International Equity Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Walter Scott” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the International Equity Fund is replaced with the following:

Portfolio Managers	Position with Walter Scott	Length of Service to the Fund
Jane Henderson	Managing Director	Since Inception
Charles Macquaker	Executive Director-Investment	Since Inception
Roy Leckie	Executive Director-Investment and Client Service	Since Inception
Maxim Skorniakov	Investment Manager	Since August 2022
Fraser Fox	Investment Manager	Since August 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers –International Equity Fund – Walter Scott – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Jane Henderson, Charles Macquaker and Roy Leckie have been portfolio managers of the International Equity Fund since its inception. Maxim Skorniakov and Fraser Fox have been portfolio managers of the International Equity Fund since August 2022.

Ms. Henderson is Managing Director of Walter Scott. Having joined the firm in 1995 as an investment analyst, she has held a range of investment, management, client service and governance responsibilities and was instrumental in the development of the firm’s US investment strategy. Ms. Henderson co-chaired Walter Scott’s Investment Management Group before becoming Managing Director in 2010. She holds a BSc (Hons) in Marine and Environmental Biology from the University of St Andrews.

Mr. Macquaker is Executive Director, Investment at Walter Scott. Having joined the firm in 1991, he has held a range of investment, management, client service and governance responsibilities and has had extensive experience of analysing companies around the world, particularly in Europe and Japan. Mr. Macquaker joined the Board in 2009 and is Co-Chair of the Investment Management Committee. He holds a BSc (Econ) (Hons) in European Studies from the University of Buckingham.

Mr. Leckie is Executive Director, Investment & Client Service at Walter Scott. Since joining the firm in 1995, he has held a range of investment, management, client service and governance responsibilities. Mr. Leckie was integral to the development of the firm’s emerging market capabilities, and he has played a central role in the stewardship of Walter Scott’s global and international strategies since 2007. Mr. Leckie joined the firm’s Board in 2008 and is Co-Chair of the Investment Management Committee. He holds a BSc (Hons) in Statistics from the University of Glasgow.

Mr. Skorniakov is an Investment Manager at Walter Scott. Mr. Skorniakov joined the firm in 2003. He holds an MA in Economics from the University of Colorado and an MSc in Investment Analysis from the University of Stirling. Mr. Skorniakov is a CFA charterholder. He joined the Investment Executive in 2022.

Mr. Fox is an Investment Manager at Walter Scott. Mr. Fox joined the firm in 2003. He has experience across each of the three regional research teams, and he joined the Investment Executive in 2022. Mr. Fox holds a first class LLB (Hons) in Law from the University of Edinburgh and is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder Tax Managed International Equity Fund

Supplement dated August 9, 2022

to the Statement of Additional Information (the “SAI”)

dated May 11, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective immediately, Daniel Bloomgarden is added as a portfolio manager of the portion of the assets of the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Small/Mid Cap Fund”) managed by J.P. Morgan Investment Management Inc. (“J.P. Morgan’s Allocated Portion of the Small/Mid Cap Fund”). Timothy Parton and Felise Agranoff continue to serve as portfolio managers of J.P. Morgan’s Allocated Portion of the Small/Mid Cap Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Tax Managed Small/Mid Cap Fund – J.P. Morgan Investment Management Inc. (“J.P. Morgan”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of December 31, 2021, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Timothy Parton, CFA[1]	17	$36.14 billion	12	$18.67 billion	25	$5.61 billion
Felise L. Agranoff, CFA[1]	10	$42.01 billion	3	$3.16 billion	11	$2.73 billion
Daniel Bloomgarden, CFA[1,2]	2	$9.614 billion	1	$121.5 million	0	$0

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Accounts Subject to Performance Fees
Timothy Parton, CFA[1]	0	$0	0	$0	1	$122 million
Felise L. Agranoff, CFA[1]	0	$0	0	$0	0	$0
Daniel Bloomgarden, CFA[1,2]	0	$0	0	$0	0	$0

1The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

2As of June 30, 2022

As of May 11, 2022, for Mr. Parton and Ms. Agranoff, and as of June 30, 2022, for Mr. Bloomgarden, the above-listed portfolio managers did not beneficially own any shares of the Fund.

B.

Effective immediately, Maxim Skorniakov and Fraser Fox are added as portfolio managers of the portion of the assets of the Bridge Builder Tax Managed International Equity Fund (the “International Equity Fund”) managed by Walter Scott & Partners Limited (“Walter Scott’s Allocated Portion of the International Equity Fund”). Jane Henderson, Charles Macquaker, and Roy Leckie continue to serve as portfolio managers of Walter Scott’s Allocated Portion of the International Equity Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Tax Managed International Equity Fund – Walter Scott & Partners Limited (“Walter Scott”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of December 31, 2021, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Jane Henderson	5	$10.26 billion	44	$31.00 billion	148	$65.21 billion
Charles Macquaker	5	$10.26 billion	44	$31.00 billion	148	$65.21 billion
Roy Leckie	5	$10.26 billion	44	$31.00 billion	148	$65.21 billion
Maxim Skorniakov[1]	5	$7.49 billion	44	$23.38 billion	137	$45.31 billion
Fraser Fox[1]	5	$7.49 billion	44	$23.38 billion	137	$45.31 billion
Accounts Subject to Performance Fees
Jane Henderson	0	$0	2	$288 million	16	$12.14 billion
Charles Macquaker	0	$0	2	$288 million	16	$12.14 billion
Roy Leckie	0	$0	2	$288 million	16	$12.14 billion
Maxim Skorniakov[1]	0	$0	2	$185 million	14	$7.17 billion
Fraser Fox[1]	0	$0	2	$185 million	14	$7.17 billion

1As of June 30, 2022

As of May 11, 2022, for Ms. Henderson and Messrs. Macquaker and Leckie, and as of June 30, 2022, for Messrs. Skorniakov and Fox, the above-listed portfolio managers did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE